Selected operating expenses and additional information (Tables)	12 Months Ended
Dec. 31, 2014
Compensation Related Costs [Abstract]
Schedule of Personnel Expenses for Employees
Personnel expenses for employees were as follows:

	December 31,
	2012	2013	2014
Wages and salaries	353,437	136,936	96,468
Social security	47,124	16,049	11,342
Pension expenses	21,151	7,539	4,162
	421,712	160,524	111,972

Schedule of Average Number of Employees, Exclusive of Temporary Workers, by Geographic Area
The average number of employees, exclusive of temporary workers, by geographic area during the year was as follows:

	Year average
	2012	2013	2014
The Netherlands	178	156	138
Other European countries	1,057	448	167
United States of America	594	556	569
Other Asia	15,300	5,050	504
Japan	203	181	180
	17,332	6,391	1,558